Leases (table) (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Operating Leases, Future Minimum Payments Due [Abstract]
2014	$ 32,814
2015	30,306
2016	26,559
2017	22,603
2018	18,641
2019-2031	36,774
Total	$ 167,697